Condensed Consolidated Statement of Changes in Equity (Unaudited) - GBP (£) £ in Thousands	Total	Share capital	Share premium	Merger relief reserve	Investment in own shares	Retained earnings	Capital redemption reserve	Other reserves	Foreign exchange translation reserve
Beginning balance at Jun. 30, 2019	£ 166,329	£ 1,089	£ 128	£ 21,573	£ (1,847)	£ 146,963	£ 161	£ 0	£ (1,738)
Equity-settled share-based payment transactions	8,058					8,058
Issue of shares related to acquisition	3,847	2		2,998				847
Sale of shares (EBT)	14,798				135			14,663
Exercise of options	(72)	4	9		29	(114)
Hyperinflation adjustment	(22)					(22)
Transaction with owners	26,609	6	9	2,998	164	7,922		15,510
Profit for the period	696					696
Other comprehensive income	(4,385)								(4,385)
Total comprehensive income for the period	(3,689)					696			(4,385)
Ending balance at Dec. 31, 2019	189,249	1,095	137	24,571	(1,683)	155,581	161	15,510	(6,123)
Beginning balance at Jun. 30, 2020	236,327	1,099	221	25,527	(1,341)	214,638	161	0	(3,978)
Equity-settled share-based payment transactions	11,470					11,470
Exercise of options	20	11	9		1,155	(1,155)
Hyperinflation adjustment	9					9
Transaction with owners	11,499	11	9		1,155	10,324
Profit for the period	14,507					14,507
Other comprehensive income	(3,491)								(3,491)
Total comprehensive income for the period	11,016					14,507			(3,491)
Ending balance at Dec. 31, 2020	£ 258,842	£ 1,110	£ 230	£ 25,527	£ (186)	£ 239,469	£ 161	£ 0	£ (7,469)